Note 4 - Leases (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Apr. 01, 2019
Operating Lease, Right-of-Use Asset					$ 63,000
Operating Lease, Monthly Payments		$ 4,128
Finance Lease, Liability, Payment, Due, Total		489,996
Operating Leases, Rent Expense, Total			$ 32,736
Operating Lease, Weighted Average Remaining Lease Term (Year)				1 year
Finance Lease, Weighted Average Remaining Lease Term (Year)				4 years 182 days
Operating Lease, Weighted Average Discount Rate, Percent				7.00%
Finance Lease, Weighted Average Discount Rate, Percent				1.90%
Accrued Expense and Other Noncurrent Liabilities [Member]
Operating Lease, Liability, Total		$ 51,535			$ 63,000
Heavy-duty Forklift [Member]
Lessee, Finance Lease, Term of Contract (Year)	5 years
Finance Lease, Liability, Payment, Due, Total	$ 518,616
Finance Lease, Monthly Payment	$ 9,074